Equity (Units Outstanding) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity [Line Items]
Aggregate percentage of general partner interest	2.00%
General partner units outstanding	6,800,475
Unit conversion	19,318	15,795
Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Common units outstanding	296,687,176
Subordinated Units [Member]
Stockholders Equity [Line Items]
Equity Instruments Conversion Date	Aug. 17, 2015
Unit conversion	36,951,515
MPC [Member] | Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Common units outstanding	56,932,134